Expense Example, No Redemption - THE GABELLI VALUE 25 FUND INC.	Apr. 30, 2026 USD ($)
THE GABELLI VALUE 25 FUND INC. Class AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,757
THE GABELLI VALUE 25 FUND INC. CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	716
Expense Example, No Redemption, 3 Years	1,013
Expense Example, No Redemption, 5 Years	1,331
Expense Example, No Redemption, 10 Years	2,232
THE GABELLI VALUE 25 FUND INC. CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	225
Expense Example, No Redemption, 3 Years	694
Expense Example, No Redemption, 5 Years	1,189
Expense Example, No Redemption, 10 Years	2,553
THE GABELLI VALUE 25 FUND INC. CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	365
Expense Example, No Redemption, 5 Years	648
Expense Example, No Redemption, 10 Years	$ 1,458